Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,288,000
Previously Paid Amount	0.00
Total Fee Amount	337.71
Total Offset Amount	0.00
Net Fee	337.71
Narrative - Max Aggregate Offering Price	$ 2,288,000
Final Prospectus	true